Mining interests - Gramalote Property - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 05, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Adjustments for impairment loss		$ 322,148	$ (909)
Gramalote Project
Disclosure of detailed information about property, plant and equipment [line items]
Additional proportion of ownership interest acquired	50.00%
Cash consideration	$ 20,000
Commercial production term of mining assets acquired (within)	5 years
Purchase price	$ 34,691
Fair value of contingent consideration	14,298
Mining interests	25,568
Recoverable value of mineral interest acquired	26,000
Adjustments for impairment loss	112,000
Gramalote Project | Upon closing of the transaction
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration	20,000
Gramalote Project | Upon announcing a construction decision
Disclosure of detailed information about property, plant and equipment [line items]
Cash to be transferred, asset acquisition	10,000
Gramalote Project | Upon commercial production beginning within five years of closing
Disclosure of detailed information about property, plant and equipment [line items]
Cash to be transferred, asset acquisition	10,000
Gramalote Project | First anniversary of commercial production
Disclosure of detailed information about property, plant and equipment [line items]
Cash to be transferred, asset acquisition	10,000
Gramalote Project | Second anniversary of commercial production
Disclosure of detailed information about property, plant and equipment [line items]
Cash to be transferred, asset acquisition	$ 10,000